Quarterly Financial Information - Schedule of Quarterly Financial Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended										9 Months Ended		12 Months Ended
	Apr. 16, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenues		$ 25,107		$ 17,591	$ 18,701	$ 16,889	$ 14,083	$ 12,404	$ 8,380	$ 8,201	$ 11,923	$ 67,901	$ 49,673	$ 67,264	$ 40,908
Income from operations		9,115		8,732	11,716	10,564	8,219	7,697	5,044	5,127	103,346	22,856	30,499	39,231	121,214
Net income	$ 314	$ 8,464	$ 534	$ 7,114	$ 8,153	$ 9,351	$ 8,197	$ 7,234	$ 654	$ 5,024	$ 102,700	$ 9,293	$ 25,701	$ 32,815	$ 115,612